Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investor Loan Notes			$ 82,631
Data Project Srl Mortgage	$ 101		116
Related Party Loan			10,248
Total	101		92,995
Less current portion of debt	(23)	$ (10,456)	(10,272)
Noncurrent portion of debt	$ 78	85,436	82,723
MAVEN TOPCO LIMITED [Member]
Investor Loan Notes		85,353	82,631	$ 73,061
Data Project Srl Mortgage		106	116	130
Related Party Loan		10,433	10,248
Total		95,892	92,995	73,191
Less current portion of debt		(10,456)	(10,272)	(25)
Noncurrent portion of debt		$ 85,436	$ 82,723	$ 73,166